Investments in Affiliates - Schedule of Investments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Equity investments	$ 157	$ 245	$ 276
Other investments	17	15	15
Investments in affiliates	$ 174	$ 260	$ 291